General and Administrative (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative [Abstract]
Schedule of general and administrative [Table Text Block]
	Years ended December 31
	2025	2024	2023

Corporate Development
Salaries and remuneration	$44	$39	$33
Sundry	18	-	7
Travel and conferences	65	87	112
	$127	$126	$152

General and Administrative:
Accounting and audit	$116	$90	$67
Legal	43	13	38
Office and sundry	105	156	141
Properties related expenses and taxes	43	51	-
Regulatory	75	68	71
Rent	45	59	52
Travel	51	21	34
	$478	$458	$403